Submission	Mar. 18, 2026
Submission [Line Items]
Central Index Key	0001645590
Registrant Name	Hewlett Packard Enterprise Company
Registration File Number	333-276221
Form Type	S-3
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A